Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Borrowings

As of December 31, 2025 and 2024, borrowings consisted of the following:

	As of December 31,
	2025	2024
Trade financing	$1,215,217	$1,510,249
Issuance of commercial paper	3,000,000	-
	$4,215,217	$1,510,249